Unit and Stock-based Compensation, 2018 Plan (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Feb. 12, 2019	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Feb. 11, 2019
Unit and Stock-based Compensation [Abstract]
Stock-based compensation				$ 9,686	$ 664	$ 343	$ 916	$ 23,353	$ 1,806	$ 2,485	$ 6,780
Selling, General and Administrative Expenses [Member]
Unit and Stock-based Compensation [Abstract]
Stock-based compensation				9,435	593	280	846	22,870	1,623	2,217	4,636
Product Development Expenses [Member]
Unit and Stock-based Compensation [Abstract]
Stock-based compensation				$ 251	$ 71	$ 63	$ 70	$ 483	$ 183	$ 268	$ 2,144
2018 Plan [Member] | Restricted Stock Awards [Member]
Unit and Stock-based Compensation [Abstract]
Number of shares authorized for issuance (in shares)			1,552,843									1,522,843
Shares [Roll Forward]
Beginning balance (in shares)						101,523	0				0
Granted (in shares)											1,522,843
Vested (in shares)						(63,452)					(1,421,320)
Cancelled (in shares)						(38,071)
Ending balance (in shares)						0					101,523
Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)											$ 0
Granted (in dollars per share)											4.41
Vested (in dollars per share)						$ 4.41					$ 4.41
Cancelled (in dollars per share)						$ 4.41
2018 Plan [Member] | Restricted Stock Awards [Member] | Tranche One [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage			70.00%
2018 Plan [Member] | Restricted Stock Awards [Member] | Tranche Two [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage		20.00%
2018 Plan [Member] | Restricted Stock Awards [Member] | Tranche Three [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage	10.00%
2018 Plan [Member] | Restricted Stock Awards [Member] | Selling, General and Administrative Expenses [Member]
Unit and Stock-based Compensation [Abstract]
Stock-based compensation						$ 126					$ 4,289
2018 Plan [Member] | Restricted Stock Awards [Member] | Product Development Expenses [Member]
Unit and Stock-based Compensation [Abstract]
Stock-based compensation						$ 63					$ 2,144